Financial Information by Business Segment (Tables)	9 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Three months ended September 30, 2015
(in thousands)	Gathering and Compression	Water Services	Combined Total
Operating revenues:
Affiliate	$15,578	$8,369	$23,947
Third-party	4,564	1,564	6,128
Total operating revenues	20,142	9,933	30,075

Operating expenses:
Direct operating expense	1,727	2,694	4,421
General and administrative expense	2,828	1,309	4,137
Incentive unit income	—	(75)	(75)
Equity compensation expense	961	144	1,105
Depreciation expense	1,597	2,820	4,417
Amortization of intangible assets	407	—	407
Other operating income	(347)	—	(347)
Total operating expenses	7,173	6,892	14,065

Operating income	$12,969	$3,041	$16,010

Capital expenditures for segment assets	$44,544	$23,759	$68,303

	Three Months Ended September 30, 2014
(in thousands)	Gathering and Compression	Water Services	Combined Total
Operating revenues:
Third-party	$1,552	$—	$1,552
Affiliate	68	—	68
Total operating revenues	1,620	—	1,620

Operating expenses:
Direct operating expense	1,495	110	1,605
General and administrative expense	1,115	386	1,501
Incentive unit expense	5,878	109	5,987
Equity compensation expense	260	13	273
Depreciation expense	955	195	1,150
Amortization of intangible assets	408	—	408
Total operating expenses	10,111	813	10,924

Operating loss	$(8,491)	$(813)	$(9,304)

Capital expenditures for segment assets	$23,005	$5,786	$28,791

	Nine Months Ended September 30, 2015
(in thousands)	Gathering and Compression	Water Services	Combined Total
Operating revenues:
Affiliate	$44,745	$27,544	$72,289
Third-party	11,294	1,563	12,857
Total operating revenues	56,039	29,107	85,146

Operating expenses:
Direct operating expense	3,985	6,043	10,028
General and administrative expense	7,344	2,978	10,322
Incentive unit expense	—	1,048	1,048
Equity compensation expense	2,960	356	3,316
Depreciation expense	4,531	5,923	10,454
Amortization of intangible assets	1,223	—	1,223
Other operating expense	492	—	492
Total operating expenses	20,535	16,348	36,883

Operating income	$35,504	$12,759	$48,263

Capital expenditures for segment assets	$91,451	$86,653	$178,104

	Nine Months Ended September 30, 2014
(in thousands)	Gathering and Compression	Water Services	Combined Total
Operating revenues:
Affiliate	$237	$—	$237
Third-party	2,842	—	2,842
Total operating revenues	3,079	—	3,079

Operating expenses:
Direct operating expense	2,863	557	3,420
General and administrative expense	7,791	941	8,732
Incentive unit expense	10,526	1,265	11,791
Equity compensation expense	378	28	406
Depreciation expense	1,851	761	2,612
Amortization of intangible assets	748	—	748
Total operating expenses	24,157	3,552	27,709

Operating loss	$(21,078)	$(3,552)	$(24,630)

Capital expenditures for segment assets	$62,944	$6,635	$69,579

Reconciliation of Assets from Segment to Consolidated

	As of September 30, 2015
(in thousands)	Gathering and Compression	Water Services	Combined Total
Segment assets	$527,299	$140,579	$667,878
Goodwill	$39,142	$—	$39,142

	As of December 31, 2014
(in thousands)	Gathering and Compression	Water Services	Combined Total
Segment assets	$399,295	$43,796	$443,091
Goodwill	$39,142	$—	$39,142

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated

	As of September 30, 2015
(in thousands)	Gathering and Compression	Water Services	Combined Total
Segment assets	$527,299	$140,579	$667,878
Goodwill	$39,142	$—	$39,142

	As of December 31, 2014
(in thousands)	Gathering and Compression	Water Services	Combined Total
Segment assets	$399,295	$43,796	$443,091
Goodwill	$39,142	$—	$39,142